Equity Plans (Tables)	12 Months Ended
Dec. 31, 2015
Equity [Abstract]
Disclosure of Share-based Compensation Arrangements by Share-based Payment Award

The restricted and phantom units in the table below have been recast to reflect the reverse split.

	Units	Weighted-Average Grant Date Fair Value
Unvested—January 1, 2014	49,354	$139.60
Vested—restricted units	(44,993)	$139.70
Granted—restricted units	137,746	$132.30
Forfeited	(10,519)	$137.30

Unvested—December 31, 2014	131,588	$132.10
Vested—restricted units	(91,798)	$121.13
Vested—phantom units	(4,856)	$67.10
Granted—restricted units	142,255	$55.25
Granted—phantom units	42,349	$62.31
Modification—restricted units	226,401	$68.85
Modification—phantom units	41,269	$58.36
Forfeited(1)	(20,994)	$89.97

Unvested—December 31, 2015	466,214	$69.80

(1)	We implemented a company-wide initiative to reduce operating costs in 2015 and beyond, which included a reduction in work force. As a result, 7,263 restricted units were forfeited during the year ended December 31, 2015.

The following table summarizes information regarding restricted and phantom unit activity during the years ended December 31, 2015 and 2014:

	Units	Weighted-Average Grant Date Fair Value
Unvested—January 1, 2014	250,557	$22.13
Vested—restricted units	(208,361)	$22.15
Granted—restricted units	871,078	$23.25
Forfeited	(78,478)	$23.33

Unvested—December 31, 2014	834,796	$23.18

Vested—restricted units	(457,458)	$22.91
Vested—phantom units	(21,578)	$16.05
Granted—restricted units	535,858	$15.89
Granted—phantom units	171,648	$15.76
Modification—restricted units	(823,277)	$20.06
Modification—phantom units	(150,070)	$18.93
Forfeited(1)	(89,919)	$16.05

Unvested—December 31, 2015	—	$—

(1)	We implemented a company-wide initiative to reduce operating costs in 2015 and beyond, which included a reduction in work force. As a result, 39,172 restricted units were forfeited during the year ended December 31, 2015.